Schedule of Investments (unaudited)
August 31, 2023
BlackRock International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 2.9%
Banco do Brasil SA	2,815,171	$ 26,951,921
XP, Inc., Class A(a)	990,633	25,102,640
		52,054,561
Canada — 7.2%
Canadian National Railway Co.	460,031	51,818,175
Suncor Energy, Inc.	2,278,211	77,171,194
		128,989,369
China — 2.4%
Yum China Holdings, Inc.	806,750	42,885,922
Denmark — 4.3%
Novo Nordisk A/S, Class B	417,706	77,047,433
France — 3.0%
Air Liquide SA	301,092	54,400,157
Germany — 13.4%
Beiersdorf AG	807,701	105,756,479
Infineon Technologies AG, Class N	1,209,610	43,226,223
MTU Aero Engines AG, Class N	179,771	41,962,238
Symrise AG	495,358	51,638,552
		242,583,492
Italy — 2.6%
Intesa Sanpaolo SpA	17,807,690	47,553,665
Japan — 16.0%
IHI Corp.	1,702,300	42,368,995
Nidec Corp.	610,600	31,772,239
Recruit Holdings Co. Ltd.	3,048,600	108,598,755
Sony Group Corp.	1,276,700	106,211,879
		288,951,868
Netherlands — 7.8%
ASML Holding NV	89,072	58,567,348
Heineken NV	849,723	82,601,944
		141,169,292
South Korea — 4.0%
Samsung Electronics Co. Ltd.	1,418,314	71,733,001
Security	Shares	Value
Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	3,717,168	$ 29,328,031
Switzerland — 6.6%
Lonza Group AG, Registered Shares	108,383	59,783,117
UBS Group AG, Registered Shares	2,218,947	58,772,588
		118,555,705
United Kingdom — 9.4%
Melrose Industries PLC	5,544,437	35,858,684
Smith & Nephew PLC	4,627,224	62,444,546
Standard Chartered PLC	7,934,771	71,394,792
		169,698,022
United States — 15.0%
Baker Hughes Co., Class A	1,043,301	37,757,063
Chart Industries, Inc.(a)	228,529	41,267,767
Freeport-McMoRan, Inc.	824,568	32,908,509
Mastercard, Inc., Class A	156,417	64,543,911
Thermo Fisher Scientific, Inc.	169,125	94,219,537
		270,696,787
Total Long-Term Investments — 96.2% (Cost: $1,597,176,422)		1,735,647,305
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(b)(c)	64,496,861	64,496,861
Total Short-Term Securities — 3.6% (Cost: $64,496,861)		64,496,861
Total Investments — 99.8% (Cost: $1,661,673,283)		1,800,144,166
Other Assets Less Liabilities — 0.2%		4,002,636
Net Assets — 100.0%		$ 1,804,146,802
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 91,039,412	$ —	$ (26,542,551)(a)	$ —	$ —	$ 64,496,861	64,496,861	$ 526,194	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(771)(a)	771	—	—	—	1,847(c)	—
				$ 771	$ —	$ 64,496,861		$ 528,041	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock International Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 52,054,561	$ —	$ —	$ 52,054,561
Canada	128,989,369	—	—	128,989,369
China	—	42,885,922	—	42,885,922
Denmark	—	77,047,433	—	77,047,433
France	—	54,400,157	—	54,400,157
Germany	—	242,583,492	—	242,583,492
Italy	—	47,553,665	—	47,553,665
Japan	—	288,951,868	—	288,951,868
Netherlands	—	141,169,292	—	141,169,292
South Korea	—	71,733,001	—	71,733,001
Spain	—	29,328,031	—	29,328,031
Switzerland	—	118,555,705	—	118,555,705
United Kingdom	—	169,698,022	—	169,698,022
United States	270,696,787	—	—	270,696,787
Short-Term Securities
Money Market Funds	64,496,861	—	—	64,496,861
	$ 516,237,578	$ 1,283,906,588	$ —	$ 1,800,144,166
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